SCHEDULE OF ESTIMATED FUTURE AMORTIZATION OF INTANGIBLE ASSETS (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
2026	$ 53,105	$ 53,105
2027	53,105	53,105
2028	53,105	53,105
2029	53,105	53,105
2029		53,105
Thereafter		225,698
Total	477,947	$ 491,223
2025 (remaining nine months)	39,829
Thereafter	$ 225,698